VALUE LINE TAX EXEMPT FUND INC
The Value Line Tax Exempt Fund, Inc.
Investment objectives
The Fund’s primary investment objective is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal.
Capital appreciation is a secondary objective but only when consistent with the Fund’s primary objective.
Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment) when you buy and sell shares of the Fund. Future expenses may be greater or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VALUE LINE TAX EXEMPT FUND INC	VALUE LINE TAX EXEMPT FUND INC Value Line Tax Exempt Fund Inc
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	1.10%
Less: 12b-1 Fee Waiver	(0.25%)	[1]
Net Expenses	0.85%
[1]	EULAV Securities LLC (the "Distributor") has contractually agreed to waive the Fund's 12b-1 fee in an amount equal to 0.25% of the Fund's average daily net assets through June 30, 2019. The waiver cannot be modified or terminated before June 30, 2019 without the approval of the Fund's Board of Directors. There is no assurance that the Distributor will extend the fee waiver beyond June 30, 2019.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that the fee waiver is in place for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example VALUE LINE TAX EXEMPT FUND INC	1 year	3 years	5 years	10 years
VALUE LINE TAX EXEMPT FUND INC | Value Line Tax Exempt Fund Inc | USD ($)	87	325	582	1,318

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategy of the Fund
To achieve the Fund’s investment objectives, under normal conditions EULAV Asset Management (the “Adviser”) invests at least 80% of the Fund’s assets in securities the income of which is exempt from regular federal income taxation and will not subject non-corporate shareholders to the alternative minimum tax. The Fund invests primarily in investment grade municipal bonds and expects to maintain an average maturity of between 7 and 20 years.

The Fund buys and sells municipal bonds with a view towards seeking a high level of current income exempt from federal income taxes. In selecting municipal bonds for purchase, the Adviser considers, among other things, the bond’s credit quality and yield potential.

Principal risks of investing in the Fund

Investing in any mutual fund, including the Fund, involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of your investment. Therefore, before you invest in the Fund you should carefully evaluate the risks.

■    Interest Rate and Reinvestment Risk. As with most bond funds, the income on and market price of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline but the Fund's income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. When interest rates fall, the market prices of these securities usually increase. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

■    Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security's credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is higher for corporate, asset-backed and foreign government debt securities than for U.S. Government debt securities.

■    Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security "locks in" lower interest rates if the extension occurs in a rising interest rate environment.

■    Inflation Risk. The market price of the Fund's debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because interest rates on variable rate debt securities may increase as inflation increases.

■    Credit Ratings Reliance Risk. Ratings by a nationally recognized statistical rating organization represent the organization's opinion as to credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized statistical rating organization present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer's financial condition.

■    Government Actions Risk. Government actions could have an adverse effect on municipal bond prices. The IRS has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. There is a risk that a bond purchased by the Fund that was issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income. New federal or state legislation also may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of municipalities to repay these obligations. Although distributions of interest income from the Fund's tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions and any gains on the sale of your shares, are not. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your Fund distributions.

■    Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund's portfolio successfully. There can be no guarantee that the Adviser's investment strategies will produce the desired results.

■    Cyber Security Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.

■    Liquidity Risk. The Securities and Exchange Commission (the "SEC") recently adopted Rule 22e-4 under the Investment Company Act of 1940 (the "1940 Act"), which mandates that the Fund implement certain liquidity risk management practices by June 2019. The precise impact the rule will have on the Fund and on the open-end fund industry has not yet been determined, but any related changes may negatively affect the Fund's expenses, yield and return potential.

An investment in the Fund is not a complete investment program and you should consider it just one part of your total investment program. The Fund is not appropriate for Individual Retirement Accounts ("IRAs") or other tax-advantaged retirement plans. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a more complete discussion of risk, please turn to page 22.

Fund performance
This bar chart and table can help you evaluate the potential risks of investing in the Fund. The bar chart below shows how returns for the Fund’s shares have varied over the past ten calendar years, and the table below shows the average annual total returns (before and after taxes) of these shares for one, five, and ten years compared to the performance of the Bloomberg Barclays Municipal Bond Index, which is a broad based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at: www.vlfunds.com.

Total returns (before taxes) as of 12/31 each year (%)

Best Quarter:           Q3 2009          +8.00%
Worst Quarter:        Q3 2008         –5.15%

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns VALUE LINE TAX EXEMPT FUND INC - VALUE LINE TAX EXEMPT FUND INC	Label	1 year		5 years		10 years
Value Line Tax Exempt Fund Inc	Return before taxes	3.86%		1.89%		2.85%
Value Line Tax Exempt Fund Inc | Return after taxes on distributions	Return after taxes on distributions	3.86%		1.86%		2.83%
Value Line Tax Exempt Fund Inc | Return after taxes on distributions and sale of Fund shares	Return after taxes on distributions and sale of Fund shares	3.37%		2.05%		2.88%
Bloomberg Barclays Municipal Bond Index	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	5.45%	[1]	3.02%	[1]	4.46%	[1]
[1]	The Bloomberg Barclays Municipal Bond Index is representative of the broad based fixed income market. It includes long-term investment grade tax-exempt bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index. The return for the Index does not reflect expenses which are deducted from the Fund's returns.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the investment period.